UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------

This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Iron Horse Capital Management, L.P.
Address:      535 Madison Avenue - 35th Floor
              New York, NY  10022

Form 13F File Number:  028-11163

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Gerald J. Cavataio
Title:        Chief Financial Officer
Phone:        212-396-5930

Signature, Place, and Date of Signing:

/s/ Gerald J. Cavataio              New York, NY              November 14, 2005
-------------------------           -------------             -----------------
[Signature]                         [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                           0
                                                    ----------
Form 13F Information Table Entry Total:                     34
                                                    ----------
Form 13F Information Table Value Total:             $  261,899
                                                    ----------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                           Iron Horse Capital Management, L.P.
                                                       Form 13F
                                            Quarter Ended September 30, 2005


                      TITLE                    VALUE        SHARES/    SH/    PUT/   INVSTMT      OTHER         VOTING AUTHORITY
 NAME OF ISSUER       OF CLASS    CUSIP       x($1000)      PRN AMT    PRN    CALL   DSCRETN     MANAGERS    SOLE    SHARED   NONE
 --------------       --------    -----       --------      -------    ---    ----   -------     --------    ----    ------    ----
-----------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP           COM         005125109     1,514        80,900    SH              SOLE                  80,900    0        0
-----------------------------------------------------------------------------------------------------------------------------------
AMER EXPRESS CO       COM         025816109     9,478       165,000    SH              SOLE                 165,000    0        0
-----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP    COM         032511107     7,966        83,200    SH              SOLE                  83,200    0        0
-----------------------------------------------------------------------------------------------------------------------------------
AUTOLIV INC           COM         052800109     7,221       166,000    SH              SOLE                 166,000    0        0
-----------------------------------------------------------------------------------------------------------------------------------
BRINKS CO             COM         109696104    15,788       384,500    SH              SOLE                 384,500    0        0
-----------------------------------------------------------------------------------------------------------------------------------
CERIDIAN CORP NEW     COM         156779100    14,961       721,000    SH              SOLE                 721,000    0        0
-----------------------------------------------------------------------------------------------------------------------------------
DRESS BARN INC        COM         261570105     1,670        73,388    SH              SOLE                  73,388    0        0
-----------------------------------------------------------------------------------------------------------------------------------
ENCANA CORP           COM         292505104     4,665        80,000    SH              SOLE                  80,000    0        0
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED DEPT
STORES INC DEL        COM         31410H101    10,726       160,400    SH              SOLE                 160,400    0        0
-----------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP       COM         319963104     4,224       105,600    SH              SOLE                 105,600    0        0
-----------------------------------------------------------------------------------------------------------------------------------
FOREST OIL CORP       COM
                      PAR $0.01   346091705     3,517        67,500    SH              SOLE                  67,500    0        0
-----------------------------------------------------------------------------------------------------------------------------------
FREESCALE
SEMICONDUCTOR INC     CL B        35687M206    10,811       458,500    SH              SOLE                 458,500    0        0
-----------------------------------------------------------------------------------------------------------------------------------
G & K SVCS INC        CL A        361268105     5,508       139,900    SH              SOLE                 139,900    0        0
-----------------------------------------------------------------------------------------------------------------------------------
GAP INC DEL           COM         364760108     8,088       464,000    SH              SOLE                 464,000    0        0
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT PPTYS
TR INC                COM         38374W107     3,835       391,300    SH              SOLE                 391,300    0        0
-----------------------------------------------------------------------------------------------------------------------------------
NUVEEN INVTS          CL A        67090F106    12,609       320,100    SH              SOLE                 320,100    0        0
-----------------------------------------------------------------------------------------------------------------------------------
KNIGHT CAPITAL
GROUP INC             CL A        499005106     6,753       812,600    SH              SOLE                 812,600    0        0
-----------------------------------------------------------------------------------------------------------------------------------
MCCORMICK & CO INC    COM
                      NON VTG     579780206     5,221       160,000    SH              SOLE                 160,000    0        0
-----------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH &
CO INC                COM         590188108     5,902        96,200    SH              SOLE                  96,200    0        0
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP        COM         594918104     9,945       386,500    SH              SOLE                 386,500    0        0
-----------------------------------------------------------------------------------------------------------------------------------
MOHAWK INDS INC       COM         608190104     8,763       109,200    SH              SOLE                 109,200    0        0
-----------------------------------------------------------------------------------------------------------------------------------
MONTPELIER RE
HOLDINGS LTD          SHS         G62185106     4,722       190,000    SH              SOLE                 190,000    0        0
-----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY        COM NEW     617446448     9,661       179,100    SH              SOLE                 179,100    0        0
-----------------------------------------------------------------------------------------------------------------------------------
NTL INC               COM         62940M104    14,429       216,000    SH              SOLE                 216,000    0        0
-----------------------------------------------------------------------------------------------------------------------------------
OPTIONSXPRESS HLDGS
INC                   COM         684010101       839        44,043    SH              SOLE                  44,043    0        0
-----------------------------------------------------------------------------------------------------------------------------------
OWENS ILL INC         COM NEW     690768403     6,310       306,000    SH              SOLE                 306,000    0        0
-----------------------------------------------------------------------------------------------------------------------------------
REGAL BELOIT CORP     COM         758750103     5,255       162,000    SH              SOLE                 162,000    0        0
-----------------------------------------------------------------------------------------------------------------------------------
SAGA COMMUNICATIONS   CL A        786598102     3,184       239,400    SH              SOLE                 239,400    0        0
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP    COM FON     852061100    13,231       556,400    SH              SOLE                 556,400    0        0
-----------------------------------------------------------------------------------------------------------------------------------
STEELCASE INC         CL A        858155203     7,432       514,000    SH              SOLE                 514,000    0        0
-----------------------------------------------------------------------------------------------------------------------------------

                                           Iron Horse Capital Management, L.P.
                                                       Form 13F
                                            Quarter Ended September 30, 2005


                      TITLE                    VALUE        SHARES/    SH/    PUT/   INVSTMT      OTHER         VOTING AUTHORITY
 NAME OF ISSUER       OF CLASS    CUSIP       x($1000)      PRN AMT    PRN    CALL   DSCRETN     MANAGERS    SOLE    SHARED   NONE
 --------------       --------    -----       --------      -------    ---    ----   -------     --------    ----    ------    ----
-----------------------------------------------------------------------------------------------------------------------------------
TELEWEST GLOBAL INC   COM         87956T107    10,454       455,500    SH              SOLE                 455,500    0        0
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL
LTD NEW               COM         902124106     4,971       178,500    SH              SOLE                 178,500    0        0
-----------------------------------------------------------------------------------------------------------------------------------
VIACOM INC            CL B        925524308    13,669       414,100    SH              SOLE                 414,100    0        0
-----------------------------------------------------------------------------------------------------------------------------------
WHIRLPOOL CORP        COM         963320106     8,577       113,200    SH              SOLE                 113,200    0        0
-----------------------------------------------------------------------------------------------------------------------------------

REPORT SUMMARY        34 DATA RECORDS         261,899 FMV (in thousands)


        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED